Underwritten Public Offering	9 Months Ended
Sep. 30, 2024
Underwritten Public Offering
Underwritten Public Offering

Note 3 – Underwritten Public Offering

On February 15, 2024, the Company completed an underwritten public offering for gross proceeds of approximately $10 million, before deducting fees to the underwriter and other offering expenses payable by the Company. The net proceeds received by the Company were $8,522,411.

The offering consisted of 35,714 Units, consisting of (i) 13,214 Common Units, with each Common Unit consisting of one share of common stock, one-tenth of a Series A warrant to purchase one share of common stock (“Series A Warrant”) and two-tenths of a Series B warrant to purchase one share of common stock (“Series B Warrant”), and (ii) 22,500 Pre-Funded Units, with each Pre-Funded Unit consisting of one pre-funded warrant to purchase one share of common stock (“Pre-Funded Warrants”), one-tenth of a Series A Warrant and two-tenths of a Series B Warrant. The public offering price was $280 per Common Unit and $278 per Pre-Funded Unit. The Pre-Funded Warrants have an exercise price of $2.00 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until exercised in full. The initial exercise price of each Series A Warrant was $4,200 per share of common stock or pursuant to an alternative cashless exercise option. Under the alternative cashless exercise provision, which became effective following stockholder approval in March 2024, each Series A Warrant was exercisable on a cashless basis for two shares of common stock. The Series A Warrants were exercisable immediately and expire 30 months after the initial issuance date. The initial exercise price of each Series B Warrant was $4,760 per share of common stock. The Series B Warrants are exercisable immediately and expire 60 months after the initial issuance date.

In addition (effective following stockholder approval), the Series A Warrants and Series B Warrants included a provision under which, following a reverse split of the common stock, the exercise price will be adjusted to the lowest volume weighted average price (“VWAP”) for the five trading days immediately preceding and immediately following the date of reverse stock split, and the number of shares issuable upon exercise of the Series A Warrants or Series B Warrants will be adjusted such that the aggregate exercise price of the Series A Warrants or Series B Warrants will remain unchanged. The Series B Warrants do not include an alternate cashless exercise provision and can only be exercised for cash so long as the Company’s registration statement for the underlying shares remains effective.

In addition, the Company granted the underwriter, Aegis Capital Corp. ("Aegis"), a 45-day option to purchase up to an additional 15% of the total number of shares of common stock and/or Pre-Funded Warrants and/or Series A Warrants and/or Series B Warrants sold in the offering, solely to cover overallotments, if any. On February 15, 2024, Aegis partially exercised its over-allotment option for a total of 415 Series A Warrants and 830 Series B Warrants.

On February 13, 2024, the Company obtained stockholder approval for (i) adjustment of the number of underlying shares and exercise price for both the Series A Warrants and the Series B warrants, and (ii) the alternate cashless exercise provision for the Series A warrants.

As of September 30, 2024, all of the Pre-Funded Warrants, all of the Series A warrants, and 678,865 Series B Warrants have been exercised resulting in the Company issuing 22,500, 1,120,784, and 678,865 shares of common stock, respectively. In connection with such exercises, the Company received net proceeds of $45,000, $0, and $1,892,608, respectively.

As of September 30, 2024, the only warrants remaining outstanding in connection with this offering are 12,934,062 Series B Warrants exercisable at $2.7879 per share. The exercise price and number of underlying shares under the Series B Warrants are subject to further adjustments.